Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel Expenses [Abstract]
Personnel expenses

5. Personnel expenses

	2022	2021	2020
	€	€	€
Wages and salaries	(13,408,411)	(6,080,098)	(2,597,270)
Pension charges	(803,460)	(251,667)	(72,153)
Other social security charges	(1,258,275)	(493,857)	(184,838)
Share-based payments	(11,349,200)	(8,196,387)	(1,587,736)
	(26,819,346)	(15,022,010)	(4,441,997)

The number of staff (in FTEs) employed by the Group at December 31, 2022 was 65 (2021:34, 2020:14).